SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014 Point	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shipping and handling costs
Shipping and handling costs incurred	$ 1,695,937	$ 2,079,746	$ 1,613,634
Discount coupons, membership points and accruals for customer reward program
Number of points earned by customers for each Renminbi spent, under customer loyalty program	10
Accruals for Customer Reward Program
Accrued liability for customer loyalty program	675,212	428,527
Advertising expenses
Advertising expenses incurred	505,698	194,337	269,595
Foreign currency translation
Cash and cash equivalents denominated in RMB	18,180,733	14,261,249	13,291,063	40,097,545
Value added taxes
Value added tax rate applicable to PRC subsidiaries (as a percent)	17.00%
Denominated in RMB
Foreign currency translation
Cash and cash equivalents denominated in RMB	$ 14,810,563	$ 13,166,618